As filed with the Securities and Exchange Commission September 5, 2003




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code



Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period:  June 30, 2003
                           -------------

Item 1. Report to Stockholders.

                                The Al Frank Fund
                               SEMI-ANNUAL REPORT
                                  June 30, 2003




                                The Al Frank Fund
                                  P.O. Box 1438
                             Laguna Beach, CA 92652
                       Shareholder Services (888) 263-6443
                               www.alfrankfund.com




                                                 Al Frank Asset Management, Inc.
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                                                 www.alfrank.com
August 2003

With The Al Frank Fund (VALUX) up 36.67% year-to-date, as I compose this semi-annual missive on August 15th, the media is constantly asking why we are performing so well in 2003. The answer is quite simple! We had the patience and discipline to stick with our undervalued stocks even as they did poorly last year. In fact, many of 2002's 'dogs' have become 2003's heroes and our stellar returns of late can be directly attributed to the same stocks that caused the disappointing experience of a year ago.

This should be of little surprise as it has occurred throughout the 26-year history of Al Frank Asset Management's investment newsletter, The Prudent Speculator, as well as the relatively short five-and-one-half year lifespan of The Al Frank Fund. For example, in 1999 VALUX saw a handsome 60.42% rebound following 1998's dismal -9.35% loss. Then, as now, we did not alter our time-tested patient strategy of buying and holding undervalued equities for their long-term appreciation potential. Yes, it is not always easy to keep the faith, but I believe that the biggest mistake investors can make is constantly switching from one mutual fund to another in search of the latest hot performer.

   Fund Performance: (periods ended 06/30/03)

                YTD Through  2nd Qtr.   June                                Life of Fund
                  6/30/03      2003     2003    5 Years   3 Years   1 Year    (1/2/98)
                ------------------------------------------------------------------------
Al Frank Fund     24.78%       30.95%   3.99%    13.66%    4.89%   -1.68%      12.01%
Russell 2000      17.88%       23.42%   1.81%     0.97%   -3.30%   -1.64%       1.76%
S&P 500           11.76%       15.39%   1.28%    -1.61%  -11.20%    0.25%       1.50%
Wilshire 5000     12.90%       16.50%   1.48%    -1.31%  -10.59%    1.27%       1.43%

Our approach, like any other, will not always generate positive returns in the short run, but the table above certainly illustrates the merits of our strategy. Top-of-table short-term performance numbers are nice, but I am proudest of the last column as The Al Frank Fund has turned in a 12.01% annualized return since its inception on January 2, 1998, easily besting all appropriate benchmarks!

Sometimes, we are rewarded immediately, but it usually takes time for the market to recognize our out-of-favor bargains, for cyclical conditions to improve, for short-term operating difficulties to be overcome or for investor sentiment to shift. Like the farmer, we plant our seeds, tend our crops and hope to eventually harvest our bounty.

While I remain very enthusiastic about the near- and long-term prospects for stocks in general and our holdings in particular, we have been busy harvesting portions of many of our big winners as we move to lock in some of our outsized gains, even as we hold the balance of our shares for higher valuations. Happily, investors have rediscovered many of our technology holdings, sending some of these volatile stocks sharply higher and turning short-term declines into longer-term capital gains!

Though the equity markets have struggled a bit over the last few weeks, a condition that is not all that surprising given the big gains posted earlier in the year, the weight of the evidence continues to support the bullish argument in my opinion. The economy has shown signs of life (improving data on consumer confidence, worker productivity, GDP, manufacturing, new home sales, unemployment, etc.), numerous corporations have boosted or initiated dividends, merger and acquisition activity has picked up and second quarter earnings reporting season went pretty well.

Those who subscribe to The Prudent Speculator are well aware of the many other reasons to be optimistic, as I have been detailing them for the last several months. I believe that the third year of the Presidential cycle, unappealing alternative investments, more favorable tax treatment for equities and an investor-friendly Federal Reserve that will likely keep interest rates low are all reasons to remain loyal to equities.

New Free Email Update and Newsletter Program
--------------------------------------------

Al Frank Asset Management, as advisor to the Al Frank Fund, is working hard to improve communications with shareholders of the Al Frank Fund and is launching some very exciting email newsletters and updates. Please visit www.alfrankfund.com/ar for additional information and to sign up for this free service.

I continue to put my money where my mouth is as I have added to my Al Frank Fund holdings this year and I am happy to report that many of our shareholders are doing the same. Again I thank our shareholders for their patronage and I continue to promise that we will put forth the "extra" that can turn an ordinary mutual fund into an extraordinary one!

Sincerely,

/s/ John Buckingham

John Buckingham

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Investment performance reflects voluntary fee waivers in effect 1998 and 1999. In the absence of such waivers, total return would have been reduced. The advisor has since received reimbursement from the fund for these waivers.

Mutual fund investing involves risk; loss of principal is possible.

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500, Russell 2000, and Wilshire 5000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index. 08/03

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
    Shares    Common Stocks: 99.14%                               Market Value
--------------------------------------------------------------------------------
              Advanced Industrial Equipment: 0.61%
     4,002    MTS Systems Corp. . . . . . . . . . . . . . . . $       58,989
    60,000    The Lamson & Sessions Co.*. . . . . . . . . . .        289,200
                                                              --------------
                                                                     348,189
                                                              --------------
              Advanced Medical Devices: 1.94%
   273,300    Equidyne Corp.* . . . . . . . . . . . . . . . .        133,917
    26,550    Laserscope*. . . . . . . . . . . . . . . . . . .       212,134
    15,074    Utah Medical Products, Inc.* . . . . . . . . . .       302,234
   144,950    Vascular Solutions, Inc.*. . . . . . . . . . . .       314,541
     8,000    VISX, Inc.* . . . . . . . . . . . . . . . . . .        138,800
                                                              --------------
                                                                   1,101,626
                                                              --------------
              Aerospace & Defense: 3.23%
    24,100    AAR Corp. . . . . . . . . . . . . . . . . . . .        170,146
    25,000    BE Aerospace, Inc.* . . . . . . . . . . . . . .         82,750
    14,000    Ducommun, Inc.* . . . . . . . . . . . . . . . .        197,400
     3,000    Kaman Corp. - Class A . . . . . . . . . . . . .         35,070
    35,000    LMI Aerospace, Inc.* . . . . . . . . . . . . . .        71,750
     1,700    Lockheed Martin Corp. . . . . . . . . . . . . .         80,869
    12,300    Pemco Aviation Group, Inc.* . . . . . . . . . .        289,050
     5,000    Precision Castparts Corp. . . . . . . . . . . .        155,500
     1,500    Raytheon Co. . . . . . . . . . . . . . . . . . .        49,260
     5,000    Rockwell Collins, Inc. . . . . . . . . . . . . .       123,150
    44,000    SIFCO Industries, Inc.* . . . . . . . . . . . .         88,440
    13,400    The Allied Defense Group, Inc.* . . . . . . . .        247,230
     7,000    The Boeing Co. . . . . . . . . . . . . . . . . .       240,240
                                                              --------------
                                                                   1,830,855
                                                              --------------
              Air Freight/Couriers: 0.01%
        99    FedEx Corp. . . . . . . . . . . . . . . . . . .          6,141
                                                              --------------

              Airlines: 0.67%
    11,500    Delta Air Lines, Inc. . . . . . . . . . . . . .        168,820
    20,000    Koninklijke Luchtvaart Maatschappij # . . . . .        169,200
    15,000    Midwest Express Holdings, Inc.* . . . . . . . .         39,300
                                                              --------------
                                                                    377,320
                                                              --------------
             Aluminum: 0.16%
     3,500    Alcoa, Inc. . . . . . . . . . . . . . . . . . .         89,250
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                        Market Value
--------------------------------------------------------------------------------
              Automobile Manufacturers: 0.87%
     4,000    DaimlerChrysler AG # . . . . . . . . . . . . . .$      138,880
    19,000    Ford Motor Co. . . . . . . . . . . . . . . . . .       208,810
     4,000    General Motors Corp. . . . . . . . . . . . . . .       144,000
                                                              --------------
                                                                     491,690
                                                              --------------
              Automobile Parts & Equipment: 0.87%
     2,500    ArvinMeritor, Inc. . . . . . . . . . . . . . . .        50,450
     6,000    Cooper Tire & Rubber Co. . . . . . . . . . . . .       105,540
    11,999    Dura Automotive Systems, Inc.* . . . . . . . . .       117,710
    13,000    The Goodyear Tire & Rubber Co. . . . . . . . . .        68,250
    22,000    Visteon Corp. . . . . . . . . . . . . . . . . .        151,140
                                                              --------------
                                                                     493,090
                                                              --------------
              Automobile Repair Centers: 0.34%
    16,000    Midas, Inc. . . . . . . . . . . . . . . . . . .        193,920
                                                              --------------

              Banks: 2.84%
    41,975    BFC Financial Corp. - Class A*. . . . . . . . .        350,491
     2,000    Bank of America Corp. . . . . . . . . . . . . .        158,060
     2,500    Bank One Corp. . . . . . . . . . . . . . . . . .        92,950
    20,000    BankAtlantic Bancorp, Inc. - Class A . . . . . .       237,800
    13,000    Capstead Mortgage Corp. . . . . . . . . . . . .        146,510
     4,000    Citigroup, Inc. . . . . . . . . . . . . . . . .        171,200
     1,605    HSBC Holdings plc - ADR # . . . . . . . . . . .         94,872
    10,000    Sovereign Bancorp, Inc. . . . . . . . . . . . .        156,500
     5,010    Wachovia Corp. . . . . . . . . . . . . . . . . .       200,200
                                                              --------------
                                                                   1,608,583
                                                              --------------
              Biotechnology: 0.49%
   170,100    Zonagen, Inc.* . . . . . . . . . . . . . . . . .       278,964
                                                              --------------

              Building Materials: 1.41%
     2,000    Hughes Supply, Inc. . . . . . . . . . . . . . .         69,400
    10,000    International Aluminum Corp. . . . . . . . . . .       218,500
    20,000    JLG Industries, Inc. . . . . . . . . . . . . . .       136,000
     3,000    NCI Building Systems, Inc.* . . . . . . . . . .         50,100
    20,000    Omnova Solutions, Inc.*. . . . . . . . . . . . .        80,800
   180,500    Smith-Midland Corp.* . . . . . . . . . . . . . .       135,375
     4,000    The Sherwin-Williams Co. . . . . . . . . . . . .       107,520
                                                              --------------
                                                                     797,695
                                                              --------------
See accompanying Notes to Financial Statements.

                               The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                       Market Value
--------------------------------------------------------------------------------
              Business Services: 5.03%
    55,600    Analysts International Corp.* . . . . . . . . . $      138,555
    65,000    Computer Horizons Corp.*. . . . . . . . . . . .        295,100
   174,500    HealthStream, Inc.* . . . . . . . . . . . . . .        450,210
     7,000    IKON Office Solutions, Inc. . . . . . . . . . .         62,300
    19,000    InFocus Corp.* . . . . . . . . . . . . . . . . .        89,680
    45,000    MasTec, Inc.* . . . . . . . . . . . . . . . . .        259,200
   173,600    Pinnacor Inc.* . . . . . . . . . . . . . . . . .       333,312
    49,630    Quotesmith.com, Inc.* . . . . . . . . . . . . .        254,106
     5,061    Right Management Consultants, Inc.* . . . . . .         64,022
   101,600    SOS Staffing Services, Inc.*. . . . . . . . . .         37,592
    98,823    ValueClick, Inc.*. . . . . . . . . . . . . . . .       595,903
    85,000    Vicon Industries, Inc.* . . . . . . . . . . . .        272,000
                                                              --------------
                                                                   2,851,980
                                                              --------------
              Casinos: 0.52%
     5,000    MGM MIRAGE* . . . . . . . . . . . . . . . . . .        170,900
     5,000    Station Casinos, Inc.* . . . . . . . . . . . . .       126,250
                                                              --------------
                                                                     297,150
                                                              --------------
              Chemicals - Commodity: 0.69%
    12,000    Olin Corp. . . . . . . . . . . . . . . . . . . .       205,200
     6,000    The Dow Chemical Co. . . . . . . . . . . . . . .       185,760
                                                              --------------
                                                                     390,960
                                                              --------------
              Chemicals - Specialty: 1.67%
    14,000    Crompton Corp. . . . . . . . . . . . . . . . . .        98,700
     6,000    Great Lakes Chemical Corp. . . . . . . . . . . .       122,400
     8,000    IMC Global, Inc. . . . . . . . . . . . . . . . .        53,680
     9,000    Octel Corp. #. . . . . . . . . . . . . . . . . .       125,100
    20,000    OM Group, Inc.*. . . . . . . . . . . . . . . . .       294,600
     4,000    Spartech Corp. . . . . . . . . . . . . . . . . .        84,840
    15,000    Wellman, Inc. . . . . . . . . . . . . . . . . .        168,000
                                                              --------------
                                                                     947,320
                                                              --------------
              Clothing/Fabrics: 2.69%
    20,000    Goody's Family Clothing, Inc.* . . . . . . . . .       173,000
    17,000    Haggar Corp. . . . . . . . . . . . . . . . . . .       212,500
    30,000    Hartmarx Corp.* . . . . . . . . . . . . . . . .         89,700
     5,075    Kellwood Co. . . . . . . . . . . . . . . . . . .       160,522
     5,000    Oxford Industries, Inc. . . . . . . . . . . . .        207,600

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                        Market Value
--------------------------------------------------------------------------------
              Clothing/Fabrics (continued)
    10,000    Phillips-Van Heusen Corp. . . . . . . . . . . . $      136,300
    14,000    Quaker Fabric Corp.* . . . . . . . . . . . . . .        92,400
    14,000    Quiksilver, Inc.* . . . . . . . . . . . . . . .        230,860
    10,000    Tommy Hilfiger Corp.*#. . . . . . . . . . . . .         92,400
     5,350    Tropical Sportswear International Corp.*. . . .         38,787
    15,000    Unifi, Inc.* . . . . . . . . . . . . . . . . . .        93,000
                                                              --------------
                                                                   1,527,069
                                                              --------------
              Communications Technology: 6.18%
    55,000    3Com Corp.*. . . . . . . . . . . . . . . . . . .       257,400
    98,000    Avanex Corp.*. . . . . . . . . . . . . . . . . .       392,000
    28,700    Avici Systems, Inc.* . . . . . . . . . . . . . .       175,070
   105,000    Blonder Tongue Laboratories, Inc.* . . . . . . .       240,450
    16,000    Communications Systems, Inc.*. . . . . . . . . .       125,920
    13,000    Comverse Technology, Inc.*. . . . . . . . . . .        195,390
    36,870    Cosine Communications, Inc.*. . . . . . . . . .        224,096
   256,800    deltathree, Inc. - Class A* . . . . . . . . . .        166,920
    61,000    Digi International, Inc.* . . . . . . . . . . .        350,750
    85,000    Forgent Networks, Inc.* . . . . . . . . . . . .        230,350
    30,500    Net2Phone, Inc.*. . . . . . . . . . . . . . . .        132,065
    10,110    Netro Corp.* . . . . . . . . . . . . . . . . . .        29,117
    55,700    Network Equipment Technologies, Inc.* . . . . .        468,994
    46,346    Novell, Inc.* . . . . . . . . . . . . . . . . .        142,746
    15,000    Polycom, Inc.* . . . . . . . . . . . . . . . . .       207,900
    27,609    Symmetricom, Inc.* . . . . . . . . . . . . . . .       121,480
    98,900    TII Network Technologies, Inc.* . . . . . . . .         41,043
                                                              --------------
                                                                   3,501,691
                                                              --------------
              Computers: 2.04%
    30,000    Adaptec, Inc.* . . . . . . . . . . . . . . . . .       233,400
    11,000    Apple Computer, Inc.* . . . . . . . . . . . . .        210,320
   232,900    Applied Graphics Technologies, Inc.* . . . . . .       190,978
    15,000    Computer Network Technology Corp.* . . . . . . .       121,500
     3,412    SanDisk Corp.*. . . . . . . . . . . . . . . . .        137,674
     4,000    Storage Technology Corp.*. . . . . . . . . . . .       102,960
    35,000    Sun Microsystems, Inc.*. . . . . . . . . . . . .       161,000
                                                              --------------
                                                                   1,157,832
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
  Shares                                                          Market Value
--------------------------------------------------------------------------------
              Consumer Services: 0.70%
   150,700    FairMarket, Inc.*. . . . . . . . . . . . . . . .$      251,669
     7,000    SINA.com* # . . . . . . . . . . . . . . . . . .        142,310
                                                              --------------
                                                                     393,979
                                                              --------------
              Containers & Packaging: 0.50%
    24,000    American Biltrite, Inc. . . . . . . . . . . . .        170,400
    47,200    Applied Extrusion Technologies, Inc.*. . . . . .       114,224
                                                              --------------
                                                                     284,624
                                                              --------------
              Cosmetics/Personal Care: 0.27%
    30,000    Allou Health & Beauty Care, Inc. - Class A* . .            300
    10,000    Helen of Troy Ltd.* # . . . . . . . . . . . . .        151,600
                                                              --------------
                                                                     151,900
                                                              --------------
              Electric & Gas: 1.06%
    20,000    Aquila, Inc. . . . . . . . . . . . . . . . . . .        51,600
    35,000    Calpine Corp.* . . . . . . . . . . . . . . . . .       231,000
    70,000    Mirant Corp.* . . . . . . . . . . . . . . . . .        203,000
     7,500    Xcel Energy, Inc. . . . . . . . . . . . . . . .        112,800
                                                              --------------
                                                                     598,400
                                                              --------------
              Electrical Components & Equipment: 4.01%
   114,900    Aetrium, Inc.* . . . . . . . . . . . . . . . . .       168,903
    10,000    American Power Conversion Corp.* . . . . . . . .       155,900
     4,000    Bel Fuse, Inc. - Class B . . . . . . . . . . . .        91,600
   129,600    BMC Industries, Inc.*. . . . . . . . . . . . . .        69,984
    12,500    C&D Technologies, Inc. . . . . . . . . . . . . .       179,500
    20,000    Flextronics International Ltd.* #. . . . . . . .       207,800
    14,800    Frequency Electronics, Inc. . . . . . . . . . .        134,680
    15,000    Innovex, Inc.* . . . . . . . . . . . . . . . . .       151,500
    10,000    InVision Technologies, Inc.* . . . . . . . . . .       248,500
    14,000    KEMET Corp.*. . . . . . . . . . . . . . . . . .        141,400
     8,289    Nam Tai Electronics, Inc. #. . . . . . . . . . .       351,454
     7,600    RF Industries, Ltd.* . . . . . . . . . . . . . .        25,080
    50,000    Solectron Corp.* . . . . . . . . . . . . . . . .       187,000
    12,256    Vishay Intertechnology, Inc.* . . . . . . . . .        161,779
                                                              --------------
                                                                   2,275,080
                                                              --------------
              Financial Services, Diversified: 0.69%
    42,000    Providian Financial Corp. * . . . . . . . . . .        388,920
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                         Market Value
--------------------------------------------------------------------------------
              Fixed Line Communications: 0.57%
    50,000    ADC Telecommunications, Inc.* . . . . . . . . .  $     116,400
    78,786    Endwave Corp.* . . . . . . . . . . . . . . . . .       207,995
                                                              --------------
                                                                     324,395
                                                              --------------
              Food: 0.17%
     5,000    Sara Lee Corp. . . . . . . . . . . . . . . . . .        94,050
                                                              --------------

              Food Retailers: 0.20%
     5,850    Albertson's, Inc. . . . . . . . . . . . . . . .        112,320
                                                              --------------

              Footwear: 2.19%
    57,200    Deckers Outdoor Corp.* . . . . . . . . . . . . .       371,228
     7,500    Maxwell Shoe Company, Inc. - Class A*. . . . . .       108,000
     5,000    R. G. Barry Corp.* . . . . . . . . . . . . . . .        22,900
    28,000    Saucony, Inc. - Class B*. . . . . . . . . . . .        338,240
    11,000    Steve Madden, Ltd.* . . . . . . . . . . . . . .        240,240
     3,000    The Timberland Co. - Class A* . . . . . . . . .        158,580
                                                              --------------
                                                                   1,239,188
                                                              --------------
              Forest Products: 0.50%
     8,000    Georgia-Pacific Corp. . . . . . . . . . . . . .        151,600
    11,900    Pope & Talbot, Inc. . . . . . . . . . . . . . .        131,495
                                                              --------------
                                                                     283,095
                                                              --------------
              Healthcare Providers: 3.42%
     4,000    Aetna, Inc. . . . . . . . . . . . . . . . . . .        240,800
    57,000    American Shared Hospital Services . . . . . . .        285,000
       130    Five Star Quality Care, Inc.* . . . . . . . . .            196
    27,000    HEALTHSOUTH Corp.* . . . . . . . . . . . . . . .        14,040
    10,000    Humana, Inc.*. . . . . . . . . . . . . . . . . .       151,000
    58,865    LCA-Vision, Inc.*. . . . . . . . . . . . . . . .       528,608
    90,000    Magellan Health Services, Inc.* . . . . . . . .          4,050
     3,500    Oxford Health Plans, Inc.* . . . . . . . . . . .       147,105
     9,400    PacifiCare Health Systems, Inc.* . . . . . . . .       463,702
    23,400    Res-Care, Inc.* . . . . . . . . . . . . . . . .        106,938
                                                              --------------
                                                                   1,941,439
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                        Market Value
--------------------------------------------------------------------------------
              Heavy Machinery: 0.17%
     1,800    A.O. Smith Corp. . . . . . . . . . . . . . . . .$       50,670
     9,700    Katy Industries, Inc.* . . . . . . . . . . . . .        47,336
                                                              --------------
                                                                      98,006
                                                              --------------
              Home Construction: 3.37%
     2,000    Beazer Homes USA, Inc.* . . . . . . . . . . . .        167,000
     2,000    Centex, Corp. . . . . . . . . . . . . . . . . .        155,580
    13,000    D.R. Horton, Inc. . . . . . . . . . . . . . . .        365,300
    15,000    Fleetwood Enterprises, Inc.*. . . . . . . . . .        111,000
     4,500    KB Home . . . . . . . . . . . . . . . . . . . .        278,910
     5,000    Pulte Homes, Inc. . . . . . . . . . . . . . . .        308,300
    29,000    Rexhall Industries, Inc.* . . . . . . . . . . .         68,150
     6,000    Standard Pacific Corp. . . . . . . . . . . . . .       198,960
     9,000    Toll Brothers, Inc.* . . . . . . . . . . . . . .       254,790
                                                              --------------
                                                                   1,907,990
                                                              --------------
              Home Furnishings: 0.99%
    14,000    Applica, Inc.* . . . . . . . . . . . . . . . . .       119,000
     4,000    Chromcraft Revington, Inc.* . . . . . . . . . .         49,760
     6,000    Craftmade International, Inc. . . . . . . . . .        108,054
    45,000    The Dixie Group, Inc.* . . . . . . . . . . . . .       154,800
     2,000    Whirlpool Corp. . . . . . . . . . . . . . . . .        127,400
                                                              --------------
                                                                     559,014
                                                              --------------
              House-Durable: 0.54%
    20,000    Department 56, Inc.*. . . . . . . . . . . . . .        306,600
                                                              --------------

              House-Non-Durable: 0.29%
     7,000    Central Garden & Pet Co.* . . . . . . . . . . .        166,950
                                                              --------------

              Industrial & Commercial Services: 1.04%
    10,000    Avnet, Inc.*. . . . . . . . . . . . . . . . . .        126,800
    25,000    Nu Horizons Electronics Corp.*. . . . . . . . .        150,000
    27,000    Spectrum Control, Inc.* . . . . . . . . . . . .        151,740
    65,000    Trio-Tech International* . . . . . . . . . . . .       162,500
                                                              --------------
                                                                     591,040
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                        Market Value
--------------------------------------------------------------------------------
              Industrial Diversified: 0.94%
     8,000    GenCorp, Inc. . . . . . . . . . . . . . . . . . $       71,120
    14,100    McRae Industries, Inc. . . . . . . . . . . . . .        87,138
    48,700    Orbit International Corp.*. . . . . . . . . . .        280,512
    14,400    P & F Industries, Inc. - Class A* . . . . . . .         96,480
                                                              --------------
                                                                     535,250
                                                              --------------
              Insurance, Life: 0.41%
     1,600    National Western Life Insurance Co. - Class A* .       176,688
     1,500    Torchmark Corp. . . . . . . . . . . . . . . . .         55,875
                                                              --------------
                                                                     232,563
                                                              --------------
              Insurance, Property & Casualty: 0.77%
       800    MGIC Investment Corp. . . . . . . . . . . . . .         37,312
     4,000    Radian Group, Inc. . . . . . . . . . . . . . . .       146,600
    25,000    RTW, Inc.* . . . . . . . . . . . . . . . . . . .        88,375
     4,000    The Allstate Corp. . . . . . . . . . . . . . . .       142,600
       172    Travelers Property Casualty Corp. - Class A* . .         2,735
       355    Travelers Property Casualty Corp. - Class B* . .         5,598
    45,000    Trenwick Group Ltd. # . . . . . . . . . . . . .         13,500
                                                              --------------
                                                                     436,720
                                                              --------------
              Lodging: 0.43%
    20,000    RFS Hotel Investors, Inc. . . . . . . . . . . .        246,400
                                                              --------------

              Marine Transportation: 0.48%
    20,000    Sea Containers Ltd. - Class A . . . . . . . . .        227,800
     6,500    Stolt-Nielsen S.A. - ADR # . . . . . . . . . . .        42,965
                                                              --------------
                                                                     270,765
                                                              --------------
              Medical Supplies: 0.25%
    10,824    Cantel Medical Corp.* . . . . . . . . . . . . .        145,258
                                                              --------------

              Oil, Drilling: 1.71%
     2,484    Devon Energy Corp. . . . . . . . . . . . . . . .       132,646
     4,655    GlobalSantaFe Corp. . . . . . . . . . . . . . .        108,648
     6,000    Nabors Industries, Ltd.* #. . . . . . . . . . .        237,300
     4,000    Rowan Companies, Inc. . . . . . . . . . . . . .         89,600
    40,000    The Wiser Oil Co.* . . . . . . . . . . . . . . .       230,400

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                       Market Value
--------------------------------------------------------------------------------
              Oil, Drilling (continued)
     5,000    Transocean, Inc. . . . . . . . . . . . . . . . .$      109,850
     3,000    Unit Corp.* . . . . . . . . . . . . . . . . . .         62,730
                                                              --------------
                                                                     971,174
                                                              --------------
              Oil, Equipment & Services: 3.06%
    47,400    Giant Industries, Inc.*. . . . . . . . . . . . .       282,504
     5,000    Holly Corp. . . . . . . . . . . . . . . . . . .        138,000
    20,000    Key Energy Services, Inc.*. . . . . . . . . . .        214,400
    14,000    Maverick Tube Corp.* . . . . . . . . . . . . . .       268,100
     5,000    Oceaneering International, Inc.*. . . . . . . .        127,750
     2,700    Offshore Logistics, Inc.*. . . . . . . . . . . .        58,725
    65,000    OMI Corp.* # . . . . . . . . . . . . . . . . . .       400,400
     3,000    Teekay Shipping Corp. #. . . . . . . . . . . . .       128,700
     4,000    Tidewater Inc. . . . . . . . . . . . . . . . . .       117,480
                                                              --------------
                                                                   1,736,059
                                                              --------------
              Oil, Secondary: 1.65%
     1,690    Apache Corp. . . . . . . . . . . . . . . . . . .       109,951
    45,000    Tesoro Petroleum Corp.* . . . . . . . . . . . .        309,600
     6,500    Valero Energy Corp. . . . . . . . . . . . . . .        236,145
    25,000    Vintage Petroleum, Inc. . . . . . . . . . . . .        282,000
                                                              --------------
                                                                     937,696
                                                              --------------
              Other Non-Ferrous: 0.65%
    10,000    Cleveland-Cliffs, Inc.* . . . . . . . . . . . .        178,500
     5,000    Phelps Dodge Corp.* . . . . . . . . . . . . . .        191,700
                                                              --------------
                                                                     370,200
                                                              --------------
              Paper Products: 0.21%
     3,275    International Paper Co. . . . . . . . . . . . .        117,016
                                                              --------------

              Pharmaceuticals: 1.43%
    10,500    Bristol-Myers Squibb Co. . . . . . . . . . . . .       285,075
     5,000    Merck & Co. Inc. . . . . . . . . . . . . . . . .       302,750
    12,000    Schering-Plough Corp. . . . . . . . . . . . . .        223,200
                                                              --------------
                                                                     811,025
                                                              --------------
              Pollution Control/Waste Management: 0.26%
    22,400    IMCO Recycling, Inc.*. . . . . . . . . . . . . .       148,736
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                       Market Value
--------------------------------------------------------------------------------
              Precious Metals: 0.13%
    14,000    Stillwater Mining Co.* . . . . . . . . . . . . .$       71,960
                                                              --------------

              Railroads: 0.37%
     3,500    CSX Corp. . . . . . . . . . . . . . . . . . . .        105,315
     1,800    Union Pacific Corp. . . . . . . . . . . . . . .        104,436
                                                              --------------
                                                                     209,751
                                                              --------------
              Real Estate Investment: 1.10%
    30,000    HRPT Properties Trust . . . . . . . . . . . . .        276,000
    85,000    Jameson Inns, Inc. . . . . . . . . . . . . . . .       238,000
     3,000    LNR Property Corp. . . . . . . . . . . . . . . .       112,200
                                                              --------------
                                                                     626,200
                                                              --------------
              Recreational Products: 2.05%
     7,000    Brunswick Corp. . . . . . . . . . . . . . . . .        175,140
    10,000    Callaway Golf Co. . . . . . . . . . . . . . . .        132,200
    62,200    Coastcast Corp.* . . . . . . . . . . . . . . . .       127,510
    26,100    Concord Camera Corp.* . . . . . . . . . . . . .        185,049
    30,000    Huffy Corp.* . . . . . . . . . . . . . . . . . .       210,000
    20,000    K2, Inc.* . . . . . . . . . . . . . . . . . . .        245,000
     7,000    The Nautilus Group, Inc. . . . . . . . . . . . .        86,800
                                                              --------------
                                                                   1,161,699
                                                              --------------
              Restaurants: 0.63%
   178,000    BRIAZZ, Inc.* . . . . . . . . . . . . . . . . .         32,040
    20,000    CKE Restaurants, Inc.*. . . . . . . . . . . . .        111,800
     3,500    Landry's Restaurants, Inc. . . . . . . . . . . .        82,600
     6,000    McDonald's Corp. . . . . . . . . . . . . . . . .       132,360
                                                              --------------
                                                                     358,800
                                                              --------------
              Retailers, Apparel: 1.26%
     8,262    American Eagle Outfitters, Inc.* . . . . . . . .       151,525
     6,000    AnnTaylor Stores Corp.* . . . . . . . . . . . .        173,700
    10,000    Burlington Coat Factory Warehouse Corp. . . . .        179,000
    25,000    Gadzooks, Inc.* . . . . . . . . . . . . . . . .        142,000
    86,566    One Price Clothing Stores, Inc.*. . . . . . . .         69,253
                                                              --------------
                                                                     715,478
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                        Market Value
--------------------------------------------------------------------------------
              Retailers, Broadline: 0.62%
    10,000    J. C. Penney Company, Inc. . . . . . . . . . . .$      168,500
     5,000    Nordstrom, Inc. . . . . . . . . . . . . . . . .         97,600
     2,500    Sears, Roebuck and Co. . . . . . . . . . . . . .        84,100
                                                              --------------
                                                                     350,200
                                                              --------------
              Retailers, Specialty: 3.40%
     5,000    AutoNation, Inc.* . . . . . . . . . . . . . . .         78,600
     3,800    Barnes & Noble, Inc.* . . . . . . . . . . . . .         87,590
    21,000    Friedman's Inc. - Class A . . . . . . . . . . .        238,770
    12,217    Jo-Ann Stores, Inc. - Class B* . . . . . . . . .       270,607
     5,000    Michaels Stores, Inc.*. . . . . . . . . . . . .        190,300
    50,000    OfficeMax, Inc.* . . . . . . . . . . . . . . . .       327,500
     6,000    REX Stores Corp.* . . . . . . . . . . . . . . .         72,660
     8,000    TBC Corp.*. . . . . . . . . . . . . . . . . . .        152,400
     4,000    The Home Depot, Inc. . . . . . . . . . . . . . .       132,480
     4,000    The Pep Boys - Manny, Moe & Jack . . . . . . . .        54,040
    18,000    Toys "R" Us, Inc.* . . . . . . . . . . . . . . .       218,160
    20,000    Trans World Entertainment Corp.* . . . . . . . .       102,400
                                                              --------------
                                                                   1,925,507
                                                              --------------
              Savings & Loans: 1.61%
     8,000    FirstFed Financial Corp.* . . . . . . . . . . .        282,320
     2,000    Golden West Financial Corp. . . . . . . . . . .        160,020
    11,687    PVF Capital Corp. . . . . . . . . . . . . . . .        163,150
     7,500    Washington Mutual, Inc. . . . . . . . . . . . .        309,750
                                                              --------------
                                                                     915,240
                                                              --------------
              Securities Brokers: 0.23%
     1,000    Lehman Brothers Holdings, Inc. . . . . . . . . .        66,480
       882    The Bear Stearns Companies, Inc. . . . . . . . .        63,874
                                                              --------------
                                                                     130,354
                                                              --------------
              Semiconductor & Related: 8.07%
    25,000    Advanced Micro Devices, Inc.* . . . . . . . . .        160,250
       646    Agere Systems, Inc. - Class A* . . . . . . . . .         1,505
    15,873    Agere Systems, Inc. - Class B* . . . . . . . . .        36,508
     8,000    Applied Materials, Inc.* . . . . . . . . . . . .       126,880
    40,000    Atmel Corp.*. . . . . . . . . . . . . . . . . .        101,200
     5,000    Cohu, Inc. . . . . . . . . . . . . . . . . . . .        78,000

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                       Market Value
--------------------------------------------------------------------------------
              Semiconductor & Related (continued)
    15,000    Credence Systems Corp.* . . . . . . . . . . . . $      127,050
    12,000    Cypress Semiconductor Corp.* . . . . . . . . . .       144,000
    46,400    Dataram Corp.*. . . . . . . . . . . . . . . . .        141,613
    30,400    Diodes, Inc.* . . . . . . . . . . . . . . . . .        582,464
    30,000    Electroglas, Inc.* . . . . . . . . . . . . . . .        39,300
    17,000    ESS Technology, Inc.* . . . . . . . . . . . . .        165,750
    15,011    Genesis Microchip, Inc.* . . . . . . . . . . . .       203,249
    30,000    Integrated Silicon Solution, Inc.* . . . . . . .       208,200
     5,000    International Rectifier Corp.* . . . . . . . . .       134,100
    25,000    Kulicke and Soffa Industries, Inc.*. . . . . . .       159,750
    12,500    Lam Research Corp.* . . . . . . . . . . . . . .        227,625
    10,000    Lattice Semiconductor Corp.* . . . . . . . . . .        82,300
    26,000    LSI Logic Corp.* . . . . . . . . . . . . . . . .       184,080
    37,000    Mattson Technology, Inc.* . . . . . . . . . . .        114,330
     8,000    Micron Technology, Inc.* . . . . . . . . . . . .        93,040
     4,375    National Semiconductor Corp.* . . . . . . . . .         86,275
     3,000    Novellus Systems, Inc.* . . . . . . . . . . . .        109,863
    10,000    NVIDIA Corp.* . . . . . . . . . . . . . . . . .        230,100
     4,449    Siliconix, Inc.* . . . . . . . . . . . . . . . .       160,609
    38,200    Tower Semiconductor Ltd.* #. . . . . . . . . . .       182,214
    30,000    Trident Microsystems, Inc.* . . . . . . . . . .        273,000
   213,900    Tvia, Inc.* . . . . . . . . . . . . . . . . . .        222,456
     4,500    Varian Semiconductor Equipment Associates, Inc.*       133,920
   205,288    Vialta, Inc. - Class A*. . . . . . . . . . . . .        67,745
                                                              --------------
                                                                   4,577,376
                                                              --------------
              Software: 9.24%
    89,300    American Software, Inc. - Class A*. . . . . . .        392,920
   134,100    Apropos Technology, Inc.* . . . . . . . . . . .        343,430
    60,000    Aspect Communications Corp.* . . . . . . . . . .       232,200
     6,000    Autodesk, Inc. . . . . . . . . . . . . . . . . .        96,960
    10,000    BMC Software, Inc.* . . . . . . . . . . . . . .        163,300
    53,100    CAM Commerce Solutions, Inc.*. . . . . . . . . .       236,295
    75,000    Captaris, Inc.* . . . . . . . . . . . . . . . .        256,500
    10,000    Citrix Systems, Inc.*. . . . . . . . . . . . . .       203,600
    16,900    Click Commerce, Inc.* . . . . . . . . . . . . .         24,505

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                       Market Value
--------------------------------------------------------------------------------
              Software (continued)
    40,000    Compuware Corp.* . . . . . . . . . . . . . . . .$      230,800
    15,800    Concerto Software, Inc.* . . . . . . . . . . . .       145,202
   251,286    Corio, Inc.* . . . . . . . . . . . . . . . . . .       402,058
   110,200    Cysive, Inc.* . . . . . . . . . . . . . . . . .        353,742
     6,000    Electronics for Imaging, Inc.* . . . . . . . . .       121,740
    38,000    Keynote Systems, Inc.*. . . . . . . . . . . . .        398,240
   219,100    Net Perceptions, Inc.*. . . . . . . . . . . . .        350,560
     4,999    NetManage, Inc.* . . . . . . . . . . . . . . . .        14,897
    82,700    Peerless Systems Corp.* . . . . . . . . . . . .        209,231
    48,100    Previo, Inc.* . . . . . . . . . . . . . . . . .          6,253
    13,336    Quovadx, Inc.* . . . . . . . . . . . . . . . . .        36,407
    35,000    Rainbow Technologies, Inc.* . . . . . . . . . .        294,350
    21,398    Roxio, Inc.*. . . . . . . . . . . . . . . . . .        143,153
   155,400    SEEC, Inc.*. . . . . . . . . . . . . . . . . . .       214,452
     3,500    Unisys Corp.* . . . . . . . . . . . . . . . . .         42,980
   328,500    VIA NET.WORKS, Inc.* . . . . . . . . . . . . . .       325,215
                                                              --------------
                                                                   5,238,990
                                                              --------------
              Steel: 0.81%
    20,000    AK Steel Holding Corp.* . . . . . . . . . . . .         72,400
    65,500    Rouge Industries, Inc. - Class A*. . . . . . . .        39,955
    11,351    Ryerson Tull, Inc. . . . . . . . . . . . . . . .        99,662
    15,000    United States Steel Corp. . . . . . . . . . . .        245,550
                                                              --------------
                                                                     457,567
                                                              --------------
              Tobacco: 0.62%
     4,000    Altria Group, Inc. . . . . . . . . . . . . . . .       181,760
     3,000    R.J. Reynolds Tobacco Holdings, Inc. . . . . . .       111,630
     1,700    UST, Inc. . . . . . . . . . . . . . . . . . . .         59,551
                                                              --------------
                                                                     352,941
                                                              --------------
              Toys: 0.73%
    52,000    Acclaim Entertainment, Inc.* . . . . . . . . . .        35,360
     6,800    Hasbro, Inc. . . . . . . . . . . . . . . . . . .       118,932
     6,000    Mattel, Inc. . . . . . . . . . . . . . . . . . .       113,520
    17,000    The Topps Co.* . . . . . . . . . . . . . . . . .       146,030
                                                              --------------
                                                                     413,842
                                                              --------------

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
    Shares                                                      Market Value
--------------------------------------------------------------------------------
              Transportation Equipment: 0.28%
     2,225    Cummins, Inc. . . . . . . . . . . . . . . . . .       $ 79,855
     4,300    Trinity Industries, Inc. . . . . . . . . . . . .        79,593
                                                              --------------
                                                                     159,448
                                                              --------------
              Trucking: 0.63%
     4,000    Arkansas Best Corp.* . . . . . . . . . . . . . .        95,160
     4,650    Old Dominion Freight Line, Inc.* . . . . . . . .       100,533
     2,750    SCS Transportation, Inc.*. . . . . . . . . . . .        34,732
     5,500    Yellow Corp.* . . . . . . . . . . . . . . . . .        127,325
                                                              --------------
                                                                     357,750
                                                              --------------
              Wireless Communications: 2.17%
    75,000    Aether Systems, Inc.* . . . . . . . . . . . . .        367,500
    20,000    Brightpoint, Inc.* . . . . . . . . . . . . . . .       246,000
    45,000    Corning, Inc.* . . . . . . . . . . . . . . . . .       332,550
    93,333    Vyyo, Inc.* . . . . . . . . . . . . . . . . . .        282,799
                                                              --------------
                                                                   1,228,849
                                                              --------------
              Total Common Stocks (Cost $54,660,763). . . . .     56,219,129
                                                              --------------

              Short-Term Investments: 1.37%
   774,370    SEI Daily Income Treasury Government -
                Class B (Cost $774,370) . . . . . . . . . . .        774,370
                                                              --------------

              Total Investments in Securities
                (Cost $55,435,133): 100.51% . . . . . . . . .     56,993,499
              Liabilities in Excess of Other Assets: (0.51%) .     (287,039)
                                                              --------------
              Net Assets: 100.00% . . . . . . . . . . . . . .    $56,706,460
                                                              ==============

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
     Investments in securities, at value (cost $55,435,133) .    $56,993,499
     Cash . . . . . . . . . . . . . . . . . . . . . . . . . .         36,204
     Receivables:
         Securities sold . . . . . . . . . . . . . . . . . . .        11,389
         Fund shares sold . . . . . . . . . . . . . . . . . .         10,490
         Dividends . . . . . . . . . . . . . . . . . . . . . .        37,204
     Prepaid expenses . . . . . . . . . . . . . . . . . . . .          8,616
                                                              --------------
              Total assets . . . . . . . . . . . . . . . . . .    57,097,402
                                                              --------------

LIABILITIES
     Payables:
         Securities purchased . . . . . . . . . . . . . . . .         95,347
         Fund shares redeemed . . . . . . . . . . . . . . . .        181,187
         Due to advisor . . . . . . . . . . . . . . . . . . .         46,692
         Due to custodian . . . . . . . . . . . . . . . . . .         14,924
         Distribution and service fees . . . . . . . . . . . .        11,673
         Administration fees . . . . . . . . . . . . . . . . .         9,059
     Accrued expenses . . . . . . . . . . . . . . . . . . . .         32,060
                                                              --------------
              Total liabilities . . . . . . . . . . . . . . .        390,942
                                                              --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $56,706,460
                                                              ==============
Net asset value, offering and redemption price per share [$56,706,460/3,293,321 shares outstanding; unlimited number
of shares (par value $.01) authorized] . . . . . . . . . . . .       $ 17.22
                                                              ==============


COMPONENTS OF NET ASSETS
     Paid-in capital . . . . . . . . . . . . . . . . . . . . .   $59,398,811
     Accumulated net investment loss . . . . . . . . . . . . .      (153,704)
     Accumulated net realized loss on investments . . . . . .     (4,097,013)
     Net unrealized appreciation on investments . . . . . . .      1,558,366
                                                              --------------
              Net assets . . . . . . . . . . . . . . . . . . .   $56,706,460
                                                               ==============

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
         Dividends (Net of foreign tax $1,930) . . . . . . . .$      335,224
         Interest . . . . . . . . . . . . . . . . . . . . . .          2,305
                                                              --------------
              Total income . . . . . . . . . . . . . . . . . .       337,529
                                                              --------------
     Expenses
         Advisory fees (Note 3) . . . . . . . . . . . . . . .        244,520
         Distribution fees (Note 4) . . . . . . . . . . . . .         61,130
         Transfer agent fees . . . . . . . . . . . . . . . . .        51,538
         Administration fees (Note 3) . . . . . . . . . . . .         48,537
         Fund accounting fees . . . . . . . . . . . . . . . .         22,834
         Custody fees . . . . . . . . . . . . . . . . . . . .         16,866
         Professional fees . . . . . . . . . . . . . . . . . .        13,735
         Registration expense . . . . . . . . . . . . . . . .         13,044
         Reports to shareholders . . . . . . . . . . . . . . .        11,119
         Trustee fees . . . . . . . . . . . . . . . . . . . .          3,105
         Insurance expense . . . . . . . . . . . . . . . . . .         1,984
         Miscellaneous . . . . . . . . . . . . . . . . . . . .         1,433
         Deferred organization expense . . . . . . . . . . . .            16
                                                              --------------
              Total expenses . . . . . . . . . . . . . . . . .       489,861
                                                              --------------
              Add: expenses recouped by advisor (Note 3) . . .         1,372
                                                              --------------
                  Net expenses . . . . . . . . . . . . . . . .       491,233
                                                              --------------
                           Net investment loss . . . . . . . .      (153,704)
                                                              --------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments . . . . . . . . . . . . . . .      (700,188)
Net change in unrealized appreciation on investments . . . . .    12,110,198
                                                              --------------
Net realized and unrealized gain on investments . . . . . . .     11,410,010
                                                              --------------
        Net increase in net assets resulting from operations     $11,256,306
                                                              ==============


See accompanying Notes to Financial Statements.

                                The Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Six Months Ended  Year Ended
                                                    June 30, 2003   December 31,
                                                      (Unaudited)       2002
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss . . . . . . . . . . . . . . . . $   (153,704)  $   (825,043)
Net realized loss on investments . . . . . . . . . .    (700,188)    (3,387,477)
Net change in unrealized
        appreciation/(depreciation) on investments.   12,110,198    (18,654,754)
                                                     -----------    ------------
Net increase/(decrease) in net
        assets resulting from operations    . . . .   11,256,306    (22,867,274)
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on security transactions . . . . .          --       (317,963)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease/(increase) in net assets derived
from net change in outstanding shares (a) . . . . .  (3,021,639)     24,413,698
                                                     -----------    ------------
Total increase in net assets . . . . . . . . . . . .   8,234,667      1,228,461
                                                     -----------    ------------
NET ASSETS
Beginning of year . . . . . . . . . . . . . . . . .   48,471,793     47,243,332
                                                     -----------    ------------
End of year . . . . . . . . . . . . . . . . . . . .  $56,706,460    $48,471,793
                                                     ===========    ============

(a) A summary of share transactions is as follows:

                                Six Months Ended                    Year
                                 June 30, 2003                      Ended
                                 (Unaudited)                  December 31, 2002
                               -------------------------  --------------------------
                               Shares    Paid in Capital  Shares     Paid in Capital
                               ------    ---------------  ------     ---------------
Shares sold     . . . . . . . . 325,611   $ 4,772,278     3,515,561    $66,821,346
Shares issued on reinvestment
  of distributions                   81         1,112        22,541        309,074
Shares redeemed* . . . . . . . (545,813)   (7,795,029)   (2,541,192)   (42,716,722)
                               ---------   -----------   -----------  ------------
Net increase    . . . . . . . .(220,121)  $(3,021,639)      996,910    $24,413,698
                               =========  ============   ===========  ============
*Net of redemption fees of:                    $2,641                      $47,421
                                          ============                ============


See accompanying Notes to Financial Statements.

                                The Al Frank Fund

FINANCIAL HIGHLIGHTS - For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                            January 2,
                                         Six Months                                          1998*
                                           Ended            Year Ended December 31,          through
                                       June 30, 2003  -----------------------------------  December 31,
                                        (Unaudited)   2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period..................... $13.80     $18.77    $14.58    $14.55   $ 9.07     $10.00
                                           ------     ------    ------    ------   ------     ------
Income from investment operations:
     Net investment gain/(loss)...........  (0.05)     (0.23)    (0.13)    (0.08)   (0.21)     (0.08)
     Net realized and unrealized
     gain/(loss) on investments...........   3.47      (4.65)     4.47      1.18     5.69      (0.85)
                                           ------     ------    ------    ------   ------     ------
Total from
  investment operations...................   3.42      (4.88)     4.34      1.10     5.48      (0.93)
                                           ------     ------    ------    ------   ------     ------
Less distributions:
     From net realized
       gain on investments................     --      (0.09)    (0.15)    (1.07)      --         --
                                           ------     ------    ------    ------   ------     ------
Net asset value, end of period............ $17.22     $13.80    $18.77    $14.58   $14.55     $ 9.07
                                           ======     ======    ======    ======   ======     ======

Total return..............................  24.78%    (25.99%)   29.83%     6.91%   60.42%     (9.30%)+
..
Ratios/supplemental data:
Net assets, end of
  period (thousands)......................$56,706    $48,471   $47,243   $19,826   $7,663     $7,042
Ratio of expenses to average net assets:
     Before expense recoupment/
     reimbursement .......................   2.00%**    2.25%     2.25%     2.25%    3.60%      3.74%**
     After expense recoupment/
     reimbursement .......................   2.01%**    2.25%     2.25%     2.25%    2.20%      2.25%**
Ratio of net investment loss
to average net assets
     After expense recoupment/
     reimbursement........................  (0.63%)**  (1.34%)   (1.15%)   (0.79%)  (1.32%)    (1.28%)**
Portfolio turnover rate ..................   0.81%+   28.14%     18.11%    30.17%   19.00%      5.82%+

*  Commencement of operations.
** Annualized.
 + Not Annualized.

See accompanying Notes to Financial Statements.

                                The Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited)

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ
     National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date of the Fund commenced investment operations.

E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

                                The Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited), Continued

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For six  months  ended  June 30,  2003,  Al  Frank  Asset  Management  (the
"Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended June 30, 2003, the Fund incurred $244,520 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2003, the Advisor recouped $1,372 of such expenses it previously reimbursed to the Fund. There were no expenses subject to recapture pursuant to the aforementioned conditions at June 30, 2003.

     U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                            Fee rate
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares.

     Certain officers of the Fund are also officers of the Administrator and Distributor.

                                The Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited), Continued

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2003, the Fund paid the Distribution Coordinator $61,130.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $395,554 and $3,818,990 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     Net realized losses differ for financial statement and tax purposes due to differing treatments for wash sale losses deferred.

     As of June 30, 2003, the cost of investments on a tax basis were as follows:

Tax cost of investments                       $   55,619,786

Gross tax unrealized appreciation             $   13,200,590
Gross tax unrealized depreciation                (11,826,878)
                                               -------------
Net tax unrealized appreciation               $    1,373,712
                                               =============

     The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                             2003               2002
                                             ----               ----
Long-term capital gain                  $     --             $317,963
                                        ----------           --------

     As of June 30, 2003, there were no distributable earnings on a tax basis.

     As of December 31, 2002, the Fund's most recent fiscal year end, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income                             $            0
                                                          ==============

Tax basis capital loss carryforward expiring 2010            $(2,903,325)
Post October capital loss                                       (260,008)
                                                          --------------
Accumulated capital loss                                     $(3,163,333)
                                                          ==============

The Fund had post October capital losses which it elected to treat as arising on January 1, 2003.

                                The Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited), Continued

NOTE 7 - CHANGE OF AUDITORS

     On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Al Frank Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait Weller & Baker CPA's, LLP ("Tait") as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

     The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles

     In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

                                     Advisor
                         Al Frank Asset Management, Inc.
                                  P.O. Box 1438
                             Laguna Beach, CA 92652
                                 www.alfrank.com

                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (888) 263-6443

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                             Independent Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-263-6443.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Advisors Series Trust

         By (Signature and Title)/s/   Eric M. Banhazl
                                 -----------------------------------
                                       Eric M. Banhazl, President

         Date September 4, 2003
              ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/   Eric M. Banhazl
                                  -----------------------------------
                                        Eric M. Banhazl, President

         Date September 4, 2003
              -----------------
         By (Signature and Title) /s/      Douglas G. Hess
                                  --------------------------------------
                                           Douglas G. Hess, Treasurer

         Date September 4, 2003
              -----------------